STOCKHOLDERS' EQUITY - Schedule of Outstanding Options (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Number Options
Options outstanding, beginning		153,846
Options Granted		1,309,230
Options Exercised
Forfeited		(9,615)
Options Cancelled		(115,384)
Options outstanding, ending	1,147,692	1,338,076
Awards Exercisable		145,192
Options expected to vest		1,192,885
Weighted Average Exercise Price
Weighted Average Exercise price, beginning		$ 6.50
Granted		$ 5.74
Exercised
Forfeited		$ 11.05
Cancelled		$ 11.05
Weighted Average Exercise price, ending		$ 5.83
Vested and exercisable		$ 5.97
Weighted Average Remaining Contractual Life
Granted		4 years 11 months 23 days
Grant date fair value (per share)		$ 3.88
Stock Options
Number Options
Options outstanding, beginning	1,338,076
Options Granted		1,309,230
Options Exercised
Forfeited	(190,384)
Options Cancelled		(115,384)
Options outstanding, ending	1,147,692	1,338,076
Awards Exercisable	242,580
Options expected to vest	905,112
Weighted Average Exercise Price
Weighted Average Exercise price, beginning	$ 5.83
Granted		$ 5.74
Exercised
Forfeited	$ 5.90
Cancelled
Weighted Average Exercise price, ending	$ 5.83	$ 5.83
Vested and exercisable	$ 6.13
Weighted Average Remaining Contractual Life
Grant date fair value (per share)		$ 3.88